Right-of-Use Assets and Operating Lease Liabilities - Schedule of Lease Cost (Details)	6 Months Ended			12 Months Ended
	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	May 31, 2024 HKD ($)	Nov. 30, 2024 HKD ($)	May 31, 2025 USD ($)
Schedule of Lease Cost [Line Items]
Right-of-use assets	$ 871,101			$ 353,218	$ 111,097
Operating lease liabilities
Current	478,462			293,792	61,021
Non-current	396,246				50,536
Total operating lease liabilities	874,708			$ 293,792	$ 111,557
Amortization charge of right-of-use assets	434,250	$ 55,383	$ 426,127
Interest of lease liabilities	9,744	1,243	15,087
Cash paid for operating leases	$ 380,960	$ 48,586	$ 443,520
From March 15, 2025 to March 14, 2027 [Member]
Schedule of Lease Cost [Line Items]
Description of lease				From February 14, 2023 to March 31, 2025
From March 15, 2025 to March 14, 2027 [Member]
Schedule of Lease Cost [Line Items]
Description of lease				From March 15, 2025 to March 14, 2027